Expense Example - MML International Equity Fund	Jun. 30, 2025 USD ($)
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,276
Service Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	699
Expense Example, with Redemption, 10 Years	$ 1,562